Related party transactions	12 Months Ended
Mar. 31, 2022
Related Party Transactions [Abstract]
Related party transactions

15	Related party transactions
(a)	The Company paid emoluments, commissions and/or consultancy fees to its directors and officers as follows:

Related party group
Year ended	Mr. Anthony So	Mr. Kim Wah Chung	Mr. Woo-Ping Fok	Mr. Andrew So
March 31,	Director	Director	Director	Director and Chief Executive Officer
	$ in thousands	$ in thousands	$ in thousands	$ in thousands

2020	$643 (i), (iii)	$171 (iii)	Nil	$265 (iii)
2021	$643 (i), (iii)	$171 (iii)	$1(iv)	$370 (iii)
2022	$643 (i), (iii)	$171 (iii)	Nil	$383 (iii)

	Mr. Henry Schlueter	Mr. Albert So
	Director and Assistant Secretary	Director, Chief Financial Officer and Secretary
	$ in thousands	$ in thousands

2020	$60 (ii)	$162 (iii)
2021	$60 (ii)	$232 (iii)
2022	$60 (ii)	$184 (iii)

The emoluments paid to the Company’s directors and officers were included in the salaries and related costs, while the consultancy fees or professional fees paid to Schlueter & Associates, P.C., were included in the administration and general expenses.

(i)	Apart from the emoluments paid by the Company as shown above, one of the properties of the Company in Hong Kong is also provided to Mr. Anthony So for his accommodation.
(ii)	The amounts for the years ended March 31, 2020, 2021 and 2022 represented professional fees paid to Schlueter & Associates, P.C., the Company’s SEC counsel, in which Mr. Henry Schlueter is one of the principals.
(iii)	The amount for the year ended March 31, 2020, included unpaid vacation payments of approximately $43,000, $11,000, $16,000 and $10,000 for Mr. Anthony So, Mr. Kim Wah Chung, Mr. Andrew So and Mr. Albert So, respectively. The amount for the year ended March 31, 2021, included unpaid vacation payments of approximately $43,000, $11,000, $14,000 and $11,000 for Mr. Anthony So, Mr. Kim Wah Chung, Mr. Andrew So and Mr. Albert So, respectively. The amount for the year ended March 31, 2022, included unpaid vacation payments of approximately $43,000, $11,000, $15,000 and $ 12,000 for Mr. Anthony So, Mr. Kim Wah Chung, Mr. Andrew So and Mr. Albert So, respectively.
(iv)	The amounts for the year ended March 31, 2021 represented professional fees paid to C. K. Mok & Co. For professional services provided by Mr. Fok.

During the fiscal year ended March 31, 2015, one of the subsidiaries in Shenzhen, PRC entered into a rental agreement with a director and stockholder, Mr. Anthony So, for three apartment units located in Shenzhen, PRC for office usage. Mr. Anthony So is the sole owner of these three apartment units. The monthly rental payment was approximately $2,000. Starting from August 1, 2016, rental of two of the apartment units was no longer required and the rental agreement was terminated, and a new rental agreement for one apartment unit for staff quarters was in place, for a monthly rental payment of approximately $317. The total rental payment paid to Mr. Anthony So during the fiscal year ended March 31, 2022 was approximately $4,000 (2021: $4,000; 2020: $4,000).

During the fiscal year ended March 31, 2015, one of the subsidiaries in Xinxing, PRC entered into a rental agreement with a director and stockholder, Mr. Andrew So, for an apartment unit located in Xinxing, PRC for staff quarters. Mr. Andrew So is the sole owner of this apartment unit. The monthly rental payment was approximately $450. Starting from December 1, 2018, the monthly rental payment was approximately $600. The agreement ended on July 31, 2020, and the total rental payment paid to Mr. Andrew So during the fiscal year ended March 31, 2022 was approximately $nil (2021: $2,000; 2020: $7,000).